Intangible Assets - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 20,816
2022	18,088
2023	17,716
2024	17,384
2025	16,186
Thereafter	45,486
Net book value	$ 135,676	$ 167,282